Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Common stock, par value (in Dollars per share)	[1]	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	[1]	400,000,000		400,000,000		400,000,000
Common stock, shares issued	[1]	21,640,000		20,000,000		20,000,000
Common stock, shares outstanding	[1]	21,640,000		20,000,000		20,000,000
Major stockholders
Due to related parties (in Dollars)		$ 356,759	[2]	$ 113,812	[2],[3]	$ 1,052,677	[3]
Related corporations
Due to related parties (in Dollars)		$ 1,528,682	[2]	$ 674,262	[2],[3]	$ 603,802	[3]

[1]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.
[2]	See Note 12 for disclosure of related parties amounts.
[3]	See Note 13 for disclosure of related parties amounts.